UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   61

Form 13F Information Table Value Total:   $111,720 (x$1000)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      304     3572 SH       SOLE                                       3572
ALLSTATE CORP                  COM              020002101     1428    33202 SH       SOLE                                      33202
ALTRIA GROUP INC               COM              02209S103     3439    63201 SH       SOLE                                      63201
AMERICAN INTERNATIONAL GROUP I COM              026874107     2215    33425 SH       SOLE                                      33425
APPLERA APPLIED BIOSYSTEMS     COM                             351    16929 SH       SOLE                                      16929
APPLIED MATERIALS INC          COM              038222105     3649   162541 SH       SOLE                                     162541
BANK OF NEW YORK CO INC        COM              064057102     1242    37488 SH       SOLE                                      37488
BELLSOUTH CORP                 COM              079860102      884    31221 SH       SOLE                                      31221
BP  PLC ADR                    COM              055622104     1169    23694 SH       SOLE                                      23694
BRISTOL MYERS SQUIBB CO        COM              110122108     1116    39036 SH       SOLE                                      39036
CHEMUNG FINANCIAL CORP         COM              164024101      304     8392 SH       SOLE                                       8392
CHEVRONTEXACO CORP             COM              166764100     2803    32442 SH       SOLE                                      32442
CISCO SYSTEMS INC              COM              17275R102     4476   184254 SH       SOLE                                     184254
CITIGROUP INC                  COM              172967101     1219    25113 SH       SOLE                                      25113
COCA-COLA CO                   COM              191216100     2235    44037 SH       SOLE                                      44037
CORNING INC                    COM              219350105     5335   511477 SH       SOLE                                     511477
DELL INC                       COM              247025109     2426    71424 SH       SOLE                                      71424
E S & L BANCORP INC.           COM              269079109     5347   175300 SH       SOLE                                     175300
ELMIRA SAVINGS BANK            COM              289660102      647    20703 SH       SOLE                                      20703
EMC CORP                       COM              268648102      474    36725 SH       SOLE                                      36725
ETHAN ALLEN INTERIORS          COM              297602104     2128    50820 SH       SOLE                                      50820
EXXON MOBIL CORP               COM              30231G102     2927    71379 SH       SOLE                                      71379
FANNIE MAE                     COM              313586109     2545    33901 SH       SOLE                                      33901
GANNETT CO INC DEL             COM              364730101     3876    43468 SH       SOLE                                      43468
GENERAL ELECTRIC CO            COM              369604103     6632   214084 SH       SOLE                                     214084
GLAXOSMITHKLINE PLC ADRF       COM              37733W105      282     6050 SH       SOLE                                       6050
GUIDANT CORP                   COM              401698105     2004    33294 SH       SOLE                                      33294
HARDINGE INC                   COM              412324303      346    29906 SH       SOLE                                      29906
HARTFORD FINL SVCS GRP         COM              416515104      516     8736 SH       SOLE                                       8736
HOME DEPOT INC                 COM              437076102     2894    81556 SH       SOLE                                      81556
INTEL CORP                     COM              458140100     4381   136046 SH       SOLE                                     136046
INTERSIL CORP CL A             COM              46069S109     1413    56875 SH       SOLE                                      56875
INTERWAVE COMMUNICATIONS INTER COM              G4911N102      165    37380 SH       SOLE                                      37380
INTL BUSINESS MACHINES         COM              459200101     2023    21832 SH       SOLE                                      21832
J.P. MORGAN  CHASE & CO        COM              46625H100     2959    80564 SH       SOLE                                      80564
JOHNSON & JOHNSON              COM              478160104     1720    33300 SH       SOLE                                      33300
KOHLS CORP                     COM              500255104     1247    27750 SH       SOLE                                      27750
LILLY ELI & CO                 COM              532457108     1913    27200 SH       SOLE                                      27200
LOWES COMPANIES INC            COM              548661107      676    12198 SH       SOLE                                      12198
MEDTRONIC INC                  COM              585055106     2402    49409 SH       SOLE                                      49409
MERCK & CO INC                 COM              589331107     1623    35137 SH       SOLE                                      35137
MICROSOFT CORP                 COM              594918104     2568    93229 SH       SOLE                                      93229
MORGAN STANLEY DEAN            COM              617446448     1085    18748 SH       SOLE                                      18748
PAYCHEX INC                    COM              704326107      445    11975 SH       SOLE                                      11975
PEPSICO INC                    COM              713448108     2133    45761 SH       SOLE                                      45761
PFIZER INC                     COM              717081103     3290    93125 SH       SOLE                                      93125
PROCTER & GAMBLE               COM              742718109      383     3830 SH       SOLE                                       3830
SBC COMM CORP                  COM              78387G103      271    10396 SH       SOLE                                      10396
SCHERING PLOUGH CORP           COM              806605101     1293    74381 SH       SOLE                                      74381
SEA CONTAINERS LTD CL A        COM              811371707      940    51495 SH       SOLE                                      51495
SHELL TRANS & TRAD  PLC        COM              822703609     1076    23900 SH       SOLE                                      23900
SIRIUS SATELLITE RADIO         COM              82966U103       35    11000 SH       SOLE                                      11000
SYMANTEC CORP                  COM              871503108     1029    29700 SH       SOLE                                      29700
TARGET CORP                    COM              87612E106     1235    32166 SH       SOLE                                      32166
TIME WARNER INC                COM              887317105     1543    85770 SH       SOLE                                      85770
UNITED TECHNOLOGIES            COM              913017109     1968    20768 SH       SOLE                                      20768
VERIZON COMMUNICATIONS         COM              92343V104     1293    36870 SH       SOLE                                      36870
VODAFONE GROUP PLC ADR F       COM              92857W100     1437    57384 SH       SOLE                                      57384
WALT DISNEY CO                 COM              254687106     1873    80266 SH       SOLE                                      80266
WYETH                          COM              983024100     1324    31190 SH       SOLE                                      31190
ZIMMER HOLDINGS, INC           COM              98956P102      763    10842 SH       SOLE                                      10842